EQUIPMENT (Tables)	12 Months Ended
Dec. 31, 2013
Schedule of Equipment [Table Text Block]
	December 31, 2013			December 31, 2012
		Accumulated	Net Book		Accumulated	Net Book
	Cost	Amortization	Value	Cost	Amortization	Value

Furniture and equipment	$8,358	$8,358	$—	$8,358	$8,358	$—
Computer equipment	20,274	20,274	—	20,274	20,274	—
Exploration equipment	1,464,478	785,431	679,047	1,464,478	601,528	862,950
Vehicles	333,989	192,223	141,766	333,989	131,467	202,522
	$1,827,099	$1,006,286	$820,813	$1,827,099	$761,627	$1,065,472